THE ADVISORS' INNER CIRCLE FUND

                                       LSV
                                VALUE EQUITY FUND



                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2001






                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE



The total returns of the Fund and its benchmark, the Russell 1000 Value Index, for the six month period ended April 30, 2001 and since inception, as of April 30, 2001, were as follows:

                                    6 Months          Annualized Since
                                 Ended 4/30/2001         Inception*
                                 ---------------      ----------------
  FUND:
  -----
  LSV VALUE EQUITY FUND               9.4%                  9.0%

  BENCHMARK:
  ----------
  RUSSELL 1000 VALUE INDEX            -0.1%                 5.5%

  OTHER MARKET INDEXES:
  --------------------
  S&P 500 Composite Index            -12.1%                 -0.2%

  NASDAQ Composite Index             -37.2%                 -6.8%

                    *Inception date: March 31, 1999


The past six months have been particularly strong for LSV's Value Equity strategy relative to the benchmark Russell 1000 Value Index and broad market indexes like the S&P 500. Our disciplined value investment strategy has added significant value over the benchmark through stock selection and our consistent orientation towards "pure" value stocks. The portfolio characteristics shown below demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:


                                                Russell 1000         S&P 500
  Characteristic               Fund              Value Index          Index
  --------------              ------           --------------       ----------

  Price-to-Earnings Ratio      10.8x                17.8x              21.3x

  Price-to-Book Ratio           2.0x                 2.8x               3.6x



LSV's disciplined approach to value investing continues to outperform since the market rotation began in March 2000. In an environment where the broad market has declined by over 20% in the past 12 months, LSV's value strategies provided a good hedge against market volatility.

STATEMENT OF NET ASSETS                                    LSV VALUE EQUITY FUND
April 30, 2001                                                       (Unaudited)
                                                 Market
                                                  Value
LSV VALUE EQUITY FUND                Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.7%)
AEROSPACE & DEFENSE (2.4%)
   Alliant Techsystems*               2,400     $   226
   Boeing                            17,100       1,057
                                                -------
                                                  1,283
                                                -------
AIR TRANSPORTATION (1.8%)
   AMR*                               5,900         225
   Delta Air Lines                   16,600         731
                                                -------
                                                    956
                                                -------
AUTOMOTIVE (4.7%)
   Delphi Automotive Systems         16,900         252
   Ford Motor                        34,801       1,026
   General Motors                     5,800         318
   Navistar International*            3,900         101
   Rockwell International            13,200         594
   TRW                                5,100         196
   Visteon                            1,060          17
                                                -------
                                                  2,504
                                                -------
BANKS (13.8%)
   Astoria Financial                 16,400         949
   Bank of America                   21,600       1,210
   Dime Bancorp                      23,600         787
   Golden West Financial              7,400         434
   Greenpoint Financial              23,600         868
   JP Morgan Chase                   16,400         787
   Keycorp                           30,500         707
   Pacific Century Financial         14,000         314
   UnionBanCal                       13,300         406
   Washington Mutual                 16,600         829
                                                -------
                                                  7,291
                                                -------
BUILDING & CONSTRUCTION (2.5%)
   Centex                            10,700         462
   Lafarge                            9,400         317
   Pulte                             11,600         543
                                                -------
                                                  1,322
                                                -------
CHEMICALS (4.5%)
   Ashland                           14,900         642
   Eastman Chemical                  10,700         570
   Olin                              11,100         210
   Sigma-Aldrich                     20,500         944
                                                -------
                                                  2,366
                                                -------
COMPUTERS & SERVICES (3.8%)
   International Business Machines    9,200       1,059
   Iomega*                           82,800         281
   NCR*                              14,100         663
                                                -------
                                                  2,003
                                                -------

                                                 Market
                                                  Value
                                      Shares      (000)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING (1.0%)
   Ball                              11,700     $   538
                                                -------
ELECTRICAL SERVICES (7.9%)
   DTE Energy                         5,300         222
   Edison International              55,700         549
   FPL Group                          3,200         192
   OGE Energy                         8,900         196
   PG&E                              27,800         249
   PPL                                7,500         412
   Public Service Enterprise Group    8,800         409
   Public Service of New Mexico       8,200         296
   Reliant Energy                    12,900         639
   Sempra Energy                     37,400       1,035
                                                -------
                                                  4,199
                                                -------
FINANCIAL SERVICES (7.0%)
   Bear Stearns                      12,700         639
   Citigroup                         14,500         713
   Countrywide Credit Industry        7,200         307
   Heller Financial, Cl A            20,600         657
   Household International            6,100         390
   Lehman Brothers Holdings          13,300         968
                                                -------
                                                  3,674
                                                -------
FOOD, BEVERAGE & TOBACCO (4.5%)
   IBP                               10,400         165
   Philip Morris                     23,600       1,183
   Ralcorp Holdings*                 10,700         179
   Suiza Foods*                      10,900         505
   Supervalu                          6,800          93
   Universal                          5,900         228
                                                -------
                                                  2,353
                                                -------
HOUSEHOLD FURNITURE & FIXTURES (1.2%)
   Furniture Brands International*   11,700         265
   Harman International Industries   12,000         381
                                                -------
                                                    646
                                                -------
HOUSEHOLD PRODUCTS (1.4%)
   Maytag                             4,000         139
   Whirlpool                         10,800         602
                                                -------
                                                    741
                                                -------
INSURANCE (8.6%)
   Allstate                          19,900         831
   Cigna                              6,600         704
   Lincoln National                   8,400         388
   Loew's                            17,200       1,159
   Old Republic International        26,800         774
   PMI Group                          7,900         508
   St. Paul                           4,500         203
                                                -------
                                                  4,567
                                                -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                    LSV VALUE EQUITY FUND
April 30, 2001                                                       (Unaudited)

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND (concluded)     Shares      (000)
--------------------------------------------------------------------------------
LEASING & RENTING (0.7%)
   Ryder System                      11,200     $   222
   Xtra*                              2,600         132
                                                -------
                                                    354
                                                -------
LUMBER & WOOD PRODUCTS (0.1%)
   Georgia-Pacific Group              1,500          49
                                                -------
MACHINERY (2.2%)
   Briggs & Stratton                  4,800         194
   Cummins                            8,000         331
   FMC*                               6,200         444
   Tecumseh Products, Cl A            4,400         217
                                                -------
                                                  1,186
                                                -------
MEDICAL PRODUCTS & SERVICES (4.6%)
   Beckman Coulter                   19,800         704
   HCA                               19,600         759
   Merck                             12,500         950
                                                -------
                                                  2,413
                                                -------
OPTICAL SUPPLIES (1.6%)
   Bausch & Lomb                     20,000         854
                                                -------
PETROLEUM & FUEL PRODUCTS (12.2%)
   Amerada Hess                      11,800       1,032
   Exxon Mobil                        8,200         727
   Occidental Petroleum              33,300       1,003
   Phillips Petroleum                13,500         805
   Tosco                             22,000       1,013
   Ultramar Diamond Shamrock         24,400       1,101
   USX-Marathon Group                23,000         735
                                                -------
                                                  6,416
                                                -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.7%)
   Eastman Kodak                     20,400         887
                                                -------
PRINTING & PUBLISHING (1.3%)
   Knight Ridder                      3,500         190
   R.R. Donnelley & Sons             17,100         476
                                                -------
                                                    666
                                                -------
RETAIL (6.2%)
   Albertson's                       30,400       1,015
   Autozone*                         18,800         589
   Darden Restaurants                27,300         746
   Federated Department Stores*       6,800         292
   Sears Roebuck                     17,100         630
                                                -------
                                                  3,272
                                                -------
TELEPHONES & TELECOMMUNICATIONS (4.0%)
   AT&T                              11,400         254
   BellSouth                         10,600         445
   Qwest Communications
     International*                       1          --
   SBC Communications                12,400         511


                                     Shares/     Market
                                  Face Amount     Value
                                     (000)        (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (CONTINUED)
   Sprint (FON Group)                16,200     $   346
   Verizon Communications*            4,100         226
   WorldCom*                         17,200         314
                                                -------
                                                  2,096
                                                -------
TOTAL COMMON STOCK
   (Cost $47,530)                                52,636
                                                -------

WARRANTS (0.0%)
   Dime Bancorp (A)*                 25,900           6
                                                -------
TOTAL WARRANTS
   (Cost $0)                                          6
                                                -------

REPURCHASE AGREEMENT (0.6%)
   Warburg Dillon Reed
     4.250%, 04/30/01, matures
     05/01/01, repurchase price
     $311,949 (collateralized by
     U.S. Treasury Note, total
     market value: $319,749)          $ 312         312
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $312)                                      312
                                                -------
TOTAL INVESTMENTS (100.3%)
   (Cost $47,842)                                52,954
                                                -------
OTHER ASSETS AND LIABILITIES, NET (-0.3%)          (149)
                                                -------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 4,467,611 outstanding
     shares of beneficial interest               46,005
   Undistributed net investment income              162
   Accumulated net realized gain
     on investments                               1,526
   Net unrealized appreciation
     on investments                               5,112
                                                -------
TOTAL NET ASSETS (100.0%)                       $52,805
                                                =======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $11.82
                                                =======

*   NON-INCOME PRODUCING SECURITY
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL -- CLASS
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                              LSV VALUE EQUITY FUND
For the six-month period ended April 30, 2001                        (Unaudited)



--------------------------------------------------------------------------------
Investment Income:
   Dividend Income..................................................    $   428
   Interest Income.................................................          18
--------------------------------------------------------------------------------
     Total Investment Income.......................................         446
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .......................................         125
   Administrative Fees.............................................          37
   Transfer Agent Fees ............................................          16
   Professional Fees ..............................................          19
   Printing Fees ..................................................           7
   Registration and Filing Fees ...................................           4
   Trustee Fees ...................................................           3
   Custodian Fees .................................................           3
   Insurance and Other Fees.........................................          3
--------------------------------------------------------------------------------
   Total Expenses..................................................         217
--------------------------------------------------------------------------------
   Less: Investment Advisory Fees Waived ..........................         (14)
--------------------------------------------------------------------------------
   Net Expenses ...................................................         203
--------------------------------------------------------------------------------
       Net Investment Income ......................................         243
--------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold .........................       1,528
   Net Change in Unrealized Appreciation on Investment Securities .       2,973
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ..............       4,501
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ...........      $4,744
================================================================================



    The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS (000)                                                     LSV VALUE EQUITY FUND
For the six-month period ended April 30, 2001 (Unaudited)
and the year ended October 31, 2000

                                                                                  --------------------------------
                                                                                     11/01/00         11/01/99
                                                                                    TO 04/30/01      TO 10/31/00
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ......................................................        $  243          $  253
   Net Realized Gain from Securities Sold .....................................         1,528              42
   Net Change in Unrealized Appreciation on Investment Securities...............        2,973           1,422
------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations......................         4,744           1,717
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ......................................................          (303)            (97)
   Realized Capital Gains.......................................................          (30)             --
------------------------------------------------------------------------------------------------------------------
     Total Distributions.......................................................          (333)            (97)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ................................................        30,340          11,901
   Reinvestment of Cash Distributions .........................................           304              97
   Cost of Shares Redeemed ....................................................        (7,289)         (1,944)
------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions ...........        23,355          10,054
------------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets ...........................................        27,766          11,674
------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ........................................................        25,039          13,365
------------------------------------------------------------------------------------------------------------------
   End of Period ..............................................................       $52,805         $25,039
------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Shares Issued ..............................................................         2,776           1,209
   Shares Issued in Lieu of Cash Distributions ................................            27              10
   Shares Redeemed ............................................................          (638)           (210)
------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares......................................................         2,165           1,009
==================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.


FINANCIAL HIGHLIGHTS                                                                         LSV VALUE EQUITY FUND
For a Share Outstanding Throughout Each Period
For the periods ended April 30, 2001 (Unaudited) and October 31,





                                                                                                          Ratio
         Net             Realized and Distributions Distributions  Net              Net                   of Net
        Asset             Unrealized      from          from      Asset            Assets     Ratio     Investment
        Value       Net      Gains        Net            Net      Value             End    of Expenses    Income
      Beginning Investment     on      Investment    Investment    End    Total  of Period  to Average  to Average
      of Period   Income   Securities   Income          Gains   of Period Return+  (000)    Net Assets  Net Assets
      --------- ---------- ----------  ----------   ----------- --------- ------- -------- -----------  ----------
---------------------
LSV VALUE EQUITY FUND
---------------------
2001*++  $10.87   $0.06     $0.96       $(0.06)       $(0.01)    $11.82    9.41%  $52,805     0.90%       1.07%
2000      10.33    0.10      0.50        (0.06)           --      10.87    5.86    25,039     0.90        1.29
1999(1)   10.00    0.05      0.28           --            --      10.33    3.30    13,365     0.90        0.95


                          Ratio
           Ratio          of Net
        of Expenses     Investment
        to Average   Income (Loss) to
        Net Assets      Average Net
        (Excluding   Assets (Excluding   Portfolio
        Waivers and     Waivers and      Turnover
       Reimbursements) Reimbursements)     Rate
       --------------  --------------    ---------
---------------------
LSV VALUE EQUITY FUND
---------------------
2001*++     0.96%           1.01%          22.99%
2000        1.57            0.62           31.11
1999(1)     1.97           (0.12)          10.70

 * For the six-month period ended April 30, 2001. All ratios for the period have been annualized.
 +  Total return is for the period indicated and has not been annualized.
++  Per share amounts for the period are based on average outstanding shares.
(1) The LSV Value Equity Fund commenced operations on March 31, 1999. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                              LSV VALUE EQUITY FUND
April 30, 2001                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

    FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

    NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

    REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to Shareholders at least annually.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

NOTES TO FINANCIAL STATEMENTS (concluded)                  LSV VALUE EQUITY FUND
April 30, 2001                                                       (Unaudited)

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $154 for the six-month period ended April 30, 2001.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the Funds first $100 million of average daily net assets; 0.08% of the next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. there is a minimum annual fee of $75,000 per Fund and $15,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999 under which the Adviser receives an annual fee equal to 0.55% of the average daily net assets. The Adviser has agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.90% of the average daily net assets.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.


6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2001 are as follows (000):

Purchases
  U.S. Government .....................    $    --
  Other ...............................     33,560
Sales
  U.S. Government .....................         --
  Other ...............................     10,267

At April 30, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2001, is as follows (000):

Aggregate gross unrealized
  appreciation ........................   $ 8,029
Aggregate gross unrealized
  depreciation ........................    (2,917)
                                          -------
Net unrealized appreciation ...........   $ 5,112
                                          =======

================================================================================


     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSVValue Equity Fund

     ADVISER:
     LSVAsset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP


LSV-F-003-03000



================================================================================